Note 8 - Operating Lease Right-of-use Assets - Operating Lease Right-of-use Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Lease, Right-of-Use Asset	€ 2,647
Operating Lease Arrangement, Facilities [Member]
Operating Lease, Right-of-Use Asset	2,387
Operating Lease Arrangement, Equipment [Member]
Operating Lease, Right-of-Use Asset	58
Operating Lease Arrangement, Furniture, Fixture, and Fittings and Other [Member]
Operating Lease, Right-of-Use Asset	€ 202